Legal Claims (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Judicial deposits and the provision for contingencies
Find below the judicial deposits and the provision for contingencies as of December 31, 2025 e and 2024.

Judicial deposits	12/31/2025	12/31/2024
Tax	43,999	—

Total	43,999	—

Provision for contingencies	12/31/2025	12/31/2024
Tax	(44,171)	—
Labor	(275)	—

Total	(44,446)	—

Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor and tax.

	12/31/2025	12/31/2024
Tax	20,515	23,327
Labor	157	540

Total	20,672	23,867